UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07567

______________________________________________

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

______________________________________________________________________________

(Exact name of registrant as specified in charter)

One Lincoln Street

Boston, Massachusetts 02111

______________________________________________________________________________

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Item 1: Reports to Shareholders.

STATE STREET NAVIGATOR SECURITIES LENDING

GOVERNMENT MONEY MARKET PORTFOLIO

ANNUAL REPORT

DECEMBER 31, 2017

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Annual Report

December 31, 2017

Table of Contents

Portfolio Statistics (Unaudited)	1
Schedule of Investments	2
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm	19
Other Information (Unaudited)	20

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Portfolio Statistics – (Unaudited)

Portfolio Composition*	December 31, 2017
Government Agency Repurchase Agreements	43.4%
Treasury Repurchase Agreements	35.3
Government Agency Debt	17.3
Treasury Debt	3.5
Other Assets in Excess of Liabilities	0.5
Total	100.0%

Portfolio Composition By Credit Rating*	December 31, 2017
Repurchase Agreements (A-1+)	46.0%
Repurchase Agreements (A-1)	32.7
Government Agency Debt (A-1+)	17.3
Treasury Debt (A-1+)	3.5
Other Assets in Excess of Liabilities	0.5
Total	100.0%

*	As a percentage of net assets as of the date indicated. The composition will vary over time.

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments

December 31, 2017

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — 17.3%
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13% (a)	1.220%	01/02/2018	08/30/2018	$53,000,000	$52,999,649
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13% (a)	1.278%	01/07/2018	06/07/2019	50,200,000	50,171,223
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.12% (a)	1.350%	01/14/2018	11/14/2018	150,000,000	150,000,000
P-1, A-1+	Federal Farm Credit Bank, 3 Month USD MMY + 0.12% (a)	1.570%	01/02/2018	05/08/2019	21,000,000	21,024,906
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.18% (a)	1.181%	01/02/2018	03/02/2018	24,000,000	24,000,000
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.16% (a)	1.305%	01/13/2018	11/13/2018	82,100,000	82,096,420
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR - 0.35% (a)	1.013%	01/22/2018	01/22/2018	30,000,000	30,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	1.277%	01/09/2018	01/09/2018	37,400,000	37,400,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.15% (a)	1.390%	01/25/2018	01/25/2018	37,000,000	37,000,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR - 0.38% (a)	1.023%	02/09/2018	02/09/2018	35,000,000	35,000,121
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.17% (a)	1.191%	01/01/2018	02/01/2018	93,000,000	93,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.15% (a)	1.346%	01/18/2018	01/18/2018	18,500,000	18,500,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR - 0.39% (a)	0.986%	01/26/2018	01/26/2018	68,000,000	68,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.12% (a)	1.241%	01/01/2018	08/01/2018	80,500,000	80,500,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.17% (a)	1.399%	01/29/2018	01/29/2018	115,000,000	114,999,812
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR - 0.19% (a)	1.496%	03/28/2018	06/28/2018	98,500,000	98,500,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	1.249%	01/05/2018	01/05/2018	141,300,000	141,300,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR - 0.32% (a)	1.014%	01/03/2018	04/03/2018	56,300,000	56,300,000

P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR - 0.32% (a)	1.366%	03/28/2018	03/28/2018	18,700,000	18,700,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.12% (a)	1.362%	01/17/2018	08/17/2018	72,300,000	72,304,929
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	1.405%	01/25/2018	07/25/2018	121,100,000	121,100,000

P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.12% (a)	1.415%	01/26/2018	10/26/2018	100,000,000	99,992,466
P-1, A-1+	Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.34% (a)	1.016%	01/11/2018	01/11/2018	69,700,000	69,700,000
P-1, A-1+	Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.16% (a)	1.272%	01/11/2018	05/11/2018	213,400,000	213,400,000
P-1, A-1+	Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.15% (a)	1.361%	01/21/2018	06/21/2018	163,000,000	163,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

December 31, 2017

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT - (continued)
P-1, A-1+	Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.14% (a)	1.371%	01/21/2018	11/21/2018	$75,000,000	$75,000,000
TOTAL GOVERNMENT AGENCY DEBT						2,023,989,526
	TREASURY DEBT — 3.5%
P-1, A-1+	U.S. Treasury Bill (b)	1.345%	03/22/2018	03/22/2018	130,000,000	129,611,036
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.07% (a)	1.520%	01/02/2018	04/30/2019	42,000,000	42,015,675
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.14% (a)	1.590%	01/02/2018	01/31/2019	39,000,000	39,049,595
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.17% (a)	1.620%	01/02/2018	10/31/2018	36,000,000	36,052,588
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.17% (a)	1.624%	01/02/2018	07/31/2018	43,000,000	43,048,551
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.19% (a)	1.640%	01/02/2018	04/30/2018	52,000,000	52,028,196
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.27% (a)	1.722%	01/02/2018	01/31/2018	69,750,000	69,768,321
TOTAL TREASURY DEBT						411,573,962
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 43.4%

P-1, A-1	Agreement with Bank of America and
	Bank of New York Mellon (Tri-
	Party), dated 12/29/2017
	(collateralized by a U.S. Government
	Obligation, 3.500% due 08/01/2047,
	valued at $255,000,000); expected
	proceeds $250,039,444	1.420%	01/02/2018	01/02/2018	250,000,000	250,000,000
P-1, A-1	Agreement with Bank of Nova Scotia and
	Bank of New York Mellon (Tri-
	Party), dated 12/29/2017
	(collateralized by various U.S.
	Government Obligations, 2.750% -
	5.000% due 05/01/2020 -
	11/01/2047, valued at $375,417,138);
	expected proceeds $368,056,018	1.370%	01/02/2018	01/02/2018	368,000,000	368,000,000
P-1, A-1	Agreement with BNP Paribas Securities
	Corp. and Bank of New York Mellon
	(Tri-Party), dated 12/29/2017
	(collateralized by various U.S.
	Government Obligations, 2.250% -
	2.375% due 12/20/2038 -
	11/20/2041, a U.S. Treasury Note,
	1.750% due 12/31/2020, and a U.S.
	Treasury Strip, 0.000% due
	11/15/2024, valued at $95,880,090);
	expected proceeds $94,014,622	1.400%	01/02/2018	01/02/2018	94,000,000	94,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

December 31, 2017

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by various U.S. Government Obligations, 0.625% - 7.000% due 05/01/2018 - 01/01/2048, U.S. Treasury Bills, 0.000% due 06/07/2018 - 07/19/2018, U.S. Treasury Notes, 0.875% - 3.125% due 12/31/2017 - 07/31/2023, and a U.S. Treasury Strip, 0.000% due 08/15/2018, valued at $571,200,000); expected proceeds $560,151,356	1.390%	01/05/2018	01/05/2018	$560,000,000	$560,000,000
P-1, A-1	Agreement with Credit Agricole
	Corporate and Investment Bank and
	Bank of New York Mellon (Tri-
	Party), dated 12/29/2017
	(collateralized by a U.S. Government
	Obligation, 3.500% due 11/20/2047,
	valued at $45,900,001); expected
	proceeds $45,006,900	1.380%	01/02/2018	01/02/2018	45,000,000	45,000,000
NR, A-1	Agreement with Goldman Sachs & Co.
	and Bank of New York Mellon (Tri-
	Party), dated 12/26/2017
	(collateralized by various U.S.
	Government Obligations, 2.500% -
	6.100% due 06/01/2019 -
	12/01/2047, valued at $510,000,000);
	expected proceeds $500,128,333	1.320%	01/02/2018	01/02/2018	500,000,000	500,000,000
NR, A-1	Agreement with Goldman Sachs & Co.
	and Bank of New York Mellon (Tri-
	Party), dated 12/28/2017
	(collateralized by various U.S.
	Government Obligations, 2.500% –
	6.000% due 03/01/2018 –
	11/01/2047, valued at $306,000,000);
	expected proceeds $300,077,000	1.320%	01/04/2018	01/04/2018	300,000,000	300,000,000
NR, A-1	Agreement with ING Financial Markets,
	Inc. and Bank of New York Mellon
	(Tri-Party), dated 12/27/2017
	(collateralized by various U.S.
	Government Obligations, 3.000% -
	7.500% due 03/01/2026 -
	01/01/2048, and a U.S. Treasury
	Note, 1.875% due 07/31/2022, valued
	at $255,000,048); expected proceeds
	$250,065,625	1.350%	01/03/2018	01/03/2018	250,000,000	250,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

December 31, 2017

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/29/2017 (collateralized by various U.S. Government Obligations, 2.000% - 6.500% due 03/01/2018 - 01/01/2048, valued at $129,254,910); expected proceeds $126,738,134	1.430%	01/02/2018	01/02/2018	$126,718,000	$126,718,000
NR, A-1+	Agreement with RBC Dominion
	Securities LLC and Bank of New
	York Mellon (Tri-Party), dated
	12/29/2017 (collateralized by U.S.
	Treasury Bonds, 2.875% - 8.875%
	due 02/15/2019 - 11/15/2046, and
	U.S. Treasury Notes, 1.133% -
	2.750% due 04/30/2019 -
	08/15/2027, valued at $255,000,056);
	expected proceeds $250,038,333	1.380%	01/02/2018	01/02/2018	250,000,000	250,000,000
P-1, A-1+	Agreement with TD Securities (USA)
	LLC and Bank of New York Mellon
	(Tri-Party), dated 12/29/2017
	(collateralized by various U.S.
	Government Obligations, 3.000% -
	4.500% due 06/01/2026 -
	09/01/2047, valued at
	$1,071,167,790); expected proceeds
	$1,050,164,500	1.410%	01/02/2018	01/02/2018	1,050,000,000	1,050,000,000
NR, A-1+	Agreement with Wells Fargo Bank and
	Bank of New York Mellon (Tri-
	Party), dated 12/29/2017
	(collateralized by various U.S.
	Government Obligations, 2.500% -
	4.000% due 04/01/2022 -
	01/01/2048, valued at
	$1,326,207,740); expected proceeds
	$1,300,203,667	1.410%	01/02/2018	01/02/2018	1,300,000,000	1,300,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						5,093,718,000
	TREASURY REPURCHASE AGREEMENTS — 35.3%

P-2, A-1	Agreement with Bank of America and
	Bank of New York Mellon (Tri-
	Party), dated 12/29/2017
	(collateralized by a U.S. Treasury
	Inflation Index Note, 0.375% due
	07/15/2027, valued at $56,100,083);
	expected proceeds $55,008,556	1.400%	01/02/2018	01/02/2018	55,000,000	55,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

December 31, 2017

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS - (continued)
P-2, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri- Party), dated 12/29/2017 (collateralized by various U.S. Government Obligations, 1.500% - 6.625% due 09/12/2019 - 08/06/2037, valued at $42,840,300); expected proceeds $42,006,627	1.420%	01/02/2018	01/02/2018	$42,000,000	$42,000,000
P-1, A-1	Agreement with BNP Paribas Securities
	Corp. and Bank of New York Mellon
	(Tri-Party), dated 12/29/2017
	(collateralized by a U.S. Treasury
	Note, 1.875% due 05/31/2022, valued
	at $18,360,010); expected proceeds
	$18,002,760	1.380%	01/02/2018	01/02/2018	18,000,000	18,000,000
NR, A-1	Agreement with Citigroup Global
	Markets, Inc. and Bank of New York
	Mellon (Tri-Party), dated 12/29/2017
	(collateralized by a U.S. Treasury
	Bond, 2.750% due 08/15/2042, and a
	U.S. Treasury Note, 0.750% due
	03/31/2018, valued at $102,000,019);
	proceeds $100,026,639	1.370%	01/05/2018	01/05/2018	100,000,000	100,000,000
NR, A-1+	Agreement with Federal Reserve Bank of
	New York and Bank of New York
	Mellon (Tri-Party), dated 12/29/2017
	(collateralized by a U.S. Treasury
	Bond, 8.500% due 02/15/2020, and
	U.S. Treasury Notes, 1.375% -
	3.625% due 02/15/2021 -
	05/31/2021, valued at
	$2,100,291,722); expected proceeds
	$2,100,291,667	1.250%	01/02/2018	01/02/2018	2,100,000,000	2,100,000,000
NR, A-1+	Agreement with HSBC Securities USA,
	Inc. and JP Morgan Chase & Co.
	(Tri-Party), dated 12/29/2017
	(collateralized by a U.S. Treasury
	Note, 1.875% due 02/28/2022, valued
	at $50,219,067); expected proceeds
	$49,238,111	1.300%	01/02/2018	01/02/2018	49,231,000	49,231,000
P-1, A-1	Agreement with Lloyds Bank PLC and
	dated 11/16/2017 (collateralized by a
	U.S. Treasury Bill, 0.125% due
	04/15/2020, and U.S. Treasury
	Inflation Index Bonds, 0.125% -
	0.750% due 04/15/2021 -
	02/15/2043, valued at $77,089,096);
	expected proceeds $75,268,125 (c)	1.430%	01/02/2018	02/14/2018	75,000,000	75,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

December 31, 2017

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with Lloyds Bank PLC and dated 11/16/2017 (collateralized by a U.S. Treasury Bill, 0.125% due 04/15/2020, and U.S. Treasury Inflation Index Bonds, 0.125% - 2.500% due 04/15/2021 - 02/15/2043, valued at $76,973,044); expected proceeds $75,555,000 (c)	1.480%	01/02/2018	05/15/2018	$75,000,000	$75,000,000
P-1, A-1	Agreement with Lloyds Bank PLC and
	dated 12/01/2017 (collateralized by
	U.S. Treasury Inflation Index Bonds,
	0.125% – 0.750% due 04/15/2021 –
	02/15/2043, valued at $102,397,685);
	expected proceeds $100,251,167 (c)	1.370%	02/05/2018	02/05/2018	100,000,000	100,000,000
P-1, A-1	Agreement with Lloyds Bank PLC and
	dated 12/06/2017 (collateralized by a
	U.S. Treasury Bill, 0.125% due
	04/15/2020, and U.S. Treasury
	Inflation Index Bonds, 0.125% -
	0.625% due 04/15/2021 -
	02/15/2043, valued at $102,361,690);
	expected proceeds $100,745,000 (c)	1.490%	01/02/2018	06/04/2018	100,000,000	100,000,000
P-1, A-1	Agreement with Lloyds Bank PLC and
	dated 12/27/2017 (collateralized by a
	U.S. Treasury Bill, 0.125% due
	04/15/2020, and U.S. Treasury
	Inflation Index Bonds, 0.125% -
	2.500% due 04/15/2021 -
	01/15/2029, valued at $255,690,133);
	expected proceeds $250,064,167	1.320%	01/03/2018	01/03/2018	250,000,000	250,000,000
P-1, A-1	Agreement with MUFG Securities, dated
	12/22/2017 (collateralized by a U.S.
	Treasury Bond, 2.500% due
	02/15/2045, and U.S. Treasury Notes,
	0.875% - 1.625% due 01/31/2018 -
	05/15/2026, valued at $102,000,435);
	expected proceeds $100,039,722	1.300%	01/02/2018	01/02/2018	100,000,000	100,000,000
P-1, A-1	Agreement with MUFG Securities, dated
	12/29/2017 (collateralized by a U.S.
	Treasury Bill, 0.000% due
	03/01/2018, and U.S. Treasury Notes,
	1.250% - 2.375% due 02/28/2019 -
	05/15/2027, valued at $229,440,632);
	expected proceeds $225,038,750	1.550%	01/02/2018	01/02/2018	225,000,000	225,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

December 31, 2017

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS - (continued)
P-1, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri- Party), dated 12/29/2017 (collateralized by U.S. Treasury Bonds, 2.500% - 7.625% due 02/15/2025 - 02/15/2045, and U.S. Treasury Notes, 1.625% - 2.125% due 08/15/2021 - 02/15/2026, valued at $403,323,486); expected proceeds $400,060,000	1.350%	01/02/2018	01/02/2018	$400,000,000	$400,000,000
P-1, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri- Party), dated 12/29/2017 (collateralized by various U.S. Government Obligations, 3.000% - 4.500% due 09/01/2030 - 01/01/2048, valued at $254,397,475); expected proceeds $250,038,056	1.370%	01/02/2018	01/02/2018	250,000,000	250,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri- Party), dated 12/21/2017 (collateralized by U.S. Treasury Bonds, 2.500% - 3.875% due 08/15/2040 - 02/15/2046, U.S. Treasury Inflation Index Bonds, 0.750% - 3.375% due 01/15/2027 - 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% - 1.250% due 04/15/2019 - 01/15/2025, and U.S. Treasury Notes, 1.000% - 3.625% due 11/30/2018 - 02/15/2027, valued at $204,000,010); expected proceeds $200,115,000	1.380%	01/05/2018	01/05/2018	200,000,000	200,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						4,139,231,000
TOTAL INVESTMENTS — 99.5%(d)(e)						11,668,512,488
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%						55,816,504
NET ASSETS — 100.0%						$11,724,328,992

*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate represents annualized yield at date of purchase.
(c)	Illiquid security. These securities represent $350,000,000 or 3.0% of net assets as of December 31, 2017.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
(e)	Also represents the cost for federal tax purposes.

MMY Money Market Yield

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in securities, at amortized cost – unaffiliated issuers	$2,435,563,488
Repurchase agreements, at amortized cost	9,232,949,000
Total Investments	11,668,512,488
Cash	53,348,552
Receivable for fund shares sold	1,933
Interest receivable - unaffiliated issuers	3,983,463
Prepaid expenses and other assets	125,056
TOTAL ASSETS	11,725,971,492

LIABILITIES
Advisory fee payable	186,339
Administration fees payable	57,996
Custodian fees payable	347
Trustees’ fees and expenses payable	15,305
Transfer agent fees payable	15,185
Distribution payable	1,268,774
Professional fees payable	97,571
Accrued expenses and other liabilities	983
TOTAL LIABILITIES	1,642,500
NET ASSETS	$11,724,328,992

NET ASSETS CONSIST OF:
Paid-in Capital	$11,724,320,152
Undistributed (distribution in excess of) net investment income (loss)	8,840
NET ASSETS	$11,724,328,992

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	11,724,313,710

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Interest income - unaffiliated issuers	$103,122,786
EXPENSES
Advisory fee	1,986,172
Administration fees	851,217
Custodian fees	437,484
Trustees’ fees and expenses	344,943
Transfer agent fees	170,243
Professional fees	456,675
Insurance expense	106,602
Miscellaneous expenses	93,597
TOTAL EXPENSES	4,446,933
Expenses waived/reimbursed by the Adviser	(492,916)
NET EXPENSES	3,954,017
NET INVESTMENT INCOME (LOSS)	99,168,769

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$99,168,769

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	Year Ended 12/31/16(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$99,168,769	$87,702,926
Net realized gain (loss)	–	31,372
Net increase (decrease) in net assets resulting from operations	99,168,769	87,734,298

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(99,168,769)	(87,702,926)
Net realized gains	(31,372)	–
Total distributions to shareholders	(99,200,141)	(87,702,926)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	149,651,835,855	215,735,097,015
In-kind redemptions	–	(1,023,953,063)
Reinvestment of distributions	–	–
Cost of shares redeemed	(147,094,596,024)	(226,360,335,505)
Net increase (decrease) in net assets from beneficial interest transactions	2,557,239,831	(11,649,191,553)
Net increase (decrease) in net assets during the period	2,557,208,459	(11,649,160,181)
Net assets at beginning of period	9,167,120,533	20,816,280,714
NET ASSETS AT END OF PERIOD	$11,724,328,992	$9,167,120,533
Undistributed (distribution in excess of) net investment income (loss)	$8,840	$–
SHARES OF BENEFICIAL INTEREST:
Shares sold	149,651,835,855	–
Reinvestment of distributions	–	–
Shares redeemed	(147,094,596,024)	–
Net increase (decrease)	2,557,239,831	–

(a)	Beginning with the year ended December 31, 2017, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 12/31/17		Year Ended 12/31/16(a)	Year Ended 12/31/15(a)		Year Ended 12/31/14(a)		Year Ended 12/31/13(a)
Net asset value, beginning of period	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0086		0.0043	0.0019	(b)	0.0015	(b)	0.0018	(b)
Net realized gain (loss)	0.0000	(c)	0.0000 (c)	0.0000	(c)	0.0000	(c)	0.0000	(c)
Total from investment operations	0.0086		0.0043	0.0019		0.0015		0.0018
Distributions to shareholders from:
Net investment income	(0.0086)		(0.0043)	(0.0019)		(0.0015)		(0.0018)
Net realized gains	(0.0000	)(c)	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions to shareholders	(0.0086)		(0.0043)	(0.0019)		(0.0015)		(0.0018)
Net asset value, end of period	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000
Total return(d)	0.86%		0.43%	0.19%		0.15%		0.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,724,329		$9,167,121	$20,816		$21,353		$14,157
Ratios to average net assets:
Total expenses	0.04%		0.04%	0.03%		0.03%		0.03%
Net expenses	0.03%		0.03%	0.03%		0.03%		0.03%
Net investment income (loss)	0.87%		0.45%	0.19%		0.15%		0.18%

(a)	Beginning with the year ended December 31, 2017, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.00005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements

December 31, 2017

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust offers two (2) series, each of which represents a separate series of beneficial interest in the Trust (together the "Funds"). State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) is authorized to issue an unlimited number of shares at $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund's investment adviser, SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"). There are other trusts affiliated with the Fund that participate in the SLP and invest collateral in the Fund. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek (i) current income to the extent consistent with the preservation of capital and liquidity; and (ii) the maintenance of a stable $1.00 per share NAV.

The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

On July 11, 2016, 141 securities totaling $1,023,953,063 at amortized cost and $348,717,275 in cash were redeemed by way of an in-kind distribution of approximately 6.1% of the assets of the Fund to invest in a new series of the Trust, State Street Navigator Securities Lending Portfolio I, which commenced operations on the same day. The redemption did not affect the net asset value per share of the Fund, which remained at $1.00. The transfer is disclosed in the Statements of Changes in Net Assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the "Committee") and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2017

The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

• Level 1- Unadjusted quoted prices in active markets for an identical asset or liability;

• Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

• Level 3 - Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no transfers between levels for the period ended December 31, 2017.

Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2017

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2017, the Fund had invested in repurchase agreements with the gross values (principal) of $9,232,949,000 and associated collateral equal to $9,373,512,660.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Effective July 26, 2016, SSGA FM was contractually obligated until July 26, 2017 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.034% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The waiver/reimbursement expired on July 26, 2017.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as sub-administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee equal to 0.0075% of the Fund’s average daily net assets. SSGA FM and State Street each receive a portion of the administration fee.

Custody and Fund Accounting Fee

State Street serves as the custodian for the Fund. Under the terms of the Custody and Fund Accounting Agreement, the Fund pays an annual fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2017

Transfer Agent Fee

State Street serves as the transfer agent for the Fund. Under the terms of the Transfer Agency Agreement, the Fund pays an annual fee to State Street equal to 0.0015% of the Fund's average daily net assets.

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2017, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Government Money Market Portfolio	3	59.93%

5. Trustees' Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2017

The tax character of distributions paid during the year ended December 31, 2017, was as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$99,200,141	$-	$-	$99,200,141

The tax character of distributions paid during the year ended December 31, 2016, was as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$87,702,926	$-	$-	$87,702,926

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late -Year Losses*	Total
$8,840	$-	$-	$-		$8,840

*	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

7. Risks Concentration Risk

As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund's exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund's Statement of Assets and Liabilities, less any collateral held by the Fund.

8. New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables–Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2017

9. Change in Audit Firm

On February 15, 2017, the Audit Committee (the “Committee”) of the Board of Trustees of the Trust dismissed PricewaterhouseCoopers LLP (“PwC”), 101 Seaport Boulevard, Suite 500, Boston, MA 02210, as the Trust’s independent registered public accounting firm effective following the issuance by PwC of their report on the Fund’s December 31, 2016 annual financial statements.

The reports of PwC on the Trust’s financial statements for the fiscal years ended December 31, 2016 and 2015 did not contain an adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principle.

During the fiscal years ended December 31, 2016 and 2015, and in the subsequent interim period through February 15, 2017, there were: (a) no disagreements with PwC on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedure which disagreements, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the matter in their reports on the financial statements for such years; and (b) no reportable events (as defined in Regulation S-K 304(a)(1)(v)).

The Trust has provided a copy of the foregoing disclosures to PwC and requested that PwC furnish it with a letter addressed to the Securities and Exchange Commission stating whether PwC agrees with the above statements. A copy of PwC’s letter, dated August 24, 2017, is included as an exhibit to the Fund’s Form N-SAR for the period ended June 30, 2017.

On February 15, 2017, the Committee also approved the appointment of Ernst & Young LLP (“E&Y”), 200 Clarendon Street, Boston, MA 02116, as the Trust’s independent registered public accounting firm for the fiscal year ending December 31, 2017.

During the two most recent fiscal years and in the subsequent interim period through February 15, 2017, neither the Trust nor anyone on its behalf has consulted with E&Y with respect to either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that would have been rendered on the Trust’s financial statements, and neither a written report nor oral advice was provided to the Trust that was an important factor considered by the Trust in reaching a decision as to any accounting, auditing or financial reporting issue or (ii) any matter that was either the subject of a disagreement or a reportable event (as defined in Regulation S-K 304(a)(1)(v)).

10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of State Street Navigator Securities Lending Government Money Market Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) (one of the funds constituting State Street Navigator Securities Lending Trust (the “Trust”)), including the schedule of investments, as of December 31, 2017, and the related statements of operations, changes in net assets and financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). The statements of changes in net assets for the year ended December 31, 2016 and the financial highlights for periods ended prior to January 1, 2017 were audited by another independent registered public accounting firm whose report, dated February 22, 2017, expressed an unqualified opinion on those statements of changes in net assets and financial highlights. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Navigator Securities Lending Trust) at December 31, 2017, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information December 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees, and to the extent applicable distribution (12b-1) and/ or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

•	Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•	Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Government Money Market Portfolio	0.04%	$1,005.30	$0.20	$1,025.00	$0.20

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the SEC’s website, at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll free).

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s monthly Form N-MFP filings are available (1) on the SEC’s website at www.sec.gov, or (2) at SEC's Public Reference Room in Washington, DC or (3) by calling 1-877-521-4083 (toll free).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2017 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/16	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67

Director, the Holland

Series Fund, Inc.;

Director, The China

Fund, Inc.; Director, The

Taiwan Fund, Inc.

(2007-2017); Director,

Reaves Utility Income

Fund, Inc.; and Director,

Blackstone/GSO Loans

(and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/16	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011- Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2017 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/16	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2017 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 7/16	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73

1998 to December 2008,

Chairman, Board

Member and December

2008 to Present,

Investment Committee

Member, Healthcare

Georgia Foundation

(private foundation); September 2002 to 2012,

Lead Director and Board

Member, Amerigroup

Corp. (managed health

care); 1999 to 2013,

Board Member and

(since 2001) Investment

Committee Member,

Woodruff Arts Center;

and 2003 to 2009,

Trustee, Gettysburg

College;

Board member, Aerocare

Holdings, Regenesis

Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/16	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	73	Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009).

State Street Navigator Securities Lendi

ng Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2017 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co- Chairman of the Governance Committee	Term: Indefinite Elected: 7/16	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/16	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 - 1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002- 2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	73
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	73

State Street Navigator Securities Lending T

rust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2017 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INTERESTED TRUSTEE(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 7/16	Chairman and Director, SSGA Funds Management, Inc. (2005- present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012); Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc. an affiliate of the Trust.
†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 9/12

President and Director, SSGA Funds

Management, Inc. (2001 – present)*; Senior

Managing Director, State Street Global

Advisors (1992 –present); Director, State

Street Global Advisors Funds Distributors,

LLC (May 2017 – present).*

Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 9/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2017 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 3/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present) *; Managing Director, State Street Global Advisors. (2005 –present).*
Elizabeth Shea State Street Bank and Trust Company One Lincoln Street Boston, MA 02111-2900 YOB: 1964	Vice President	Term: Indefinite Elected: 10/15

Managing Director, Corporate Compliance

of the Securities Finance division of State

Street (2015 – present); Vice President,

Corporate Compliance of the Securities

Finance division of State Street (2002 –

2015).

Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
Darlene Anderson-Vasquez SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17

Vice President at State Street Global

Advisors (July 2016 – present); Deputy

Treasurer of Elfun Funds (July 2016 –

present); Treasurer of State Street

Institutional Funds, State Street Variable

Insurance Series Funds, Inc. and GE

Retirement Savings Plan Funds (June 2011

– present); Treasurer of Elfun Funds (June

2011– July 2016); Mutual Funds Controller

of GE Asset Management Incorporated

(April 2011 – July 2016).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2017 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 3/16

Vice President, State Street Global Advisors

and SSGA Funds Management, Inc. (May

2015 – present); Assistant Director,

Cambridge Associates, LLC (July 2014 –

January 2015); Vice President, Bank of

New York Mellon (July 2012 – August

2013); Manager, PricewaterhouseCoopers,

LLP (September 2003 – July 2012).

Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
Daniel G. Plourde SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti- Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 10/13 Term: Indefinite Elected: 11/16

Managing Director, State Street Global

Advisors and SSGA Funds Management,

Inc. (2013—Present); Senior Vice President

and Global Head of Investment

Compliance, BofA Global Capital

Management (September 2010 – May

2013).

Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 9/17

Managing Director and Managing Counsel,

State Street Global Advisors (2011 –

present)*; Clerk, SSGA Funds

Management, Inc. (2013 – present);

Associate, Financial Services Group,

Dechert LLP (2005 – 2011).

Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007- 2013).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2017 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Khimmara Greer State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 11/16

Vice President and Counsel, State Street

Bank and Trust Company (2015- present);

Regulatory Advisor, JPMorgan (2014 –

2015); Claims Case Manager, Liberty

Mutual Insurance (2012 – 2014);

Contract Attorney, Various Law Firms

(2011 – 2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

State Street Navigator Securities Lending Trust

c/o State Street Bank and Trust Company

Securities Finance

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR

SECURITIES LENDING PORTFOLIO I

ANNUAL REPORT

DECEMBER 31, 2017

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Annual Report

December 31, 2017

Table of Contents

Management’s Discussion of Fund Performance (Unaudited)	1
Portfolio Statistics (Unaudited)	2
Schedule of Investments	3
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	18
Other Information (Unaudited)	19

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

The State Street Navigator Securities Lending Portfolio I (the “Fund”) seeks current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return. The Fund’s benchmark is the JP Morgan One Month U.S. Dollar Libor Index (the “Index”).

For the 12-month period ended December 31, 2017, (the “Reporting Period”), the total return for the Fund was 1.18%, and the Index was 1.06%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Three Federal Open Market Committee (FOMC) rate hikes, cumulating in a 75 basis point rate increase, a positively sloped London Interbank Offering Rate (LIBOR) curve, and positive term spreads were the primary drivers of Fund performance during the Reporting Period relative to the Index. Increasing the Fund’s holdings in floating rate securities, coupled with fixed rate investments maturing in ninety days, also helped contribute to the Fund’s performance.

The Fund did not invest in derivatives during the Reporting Period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

1

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2017
Certificates of Deposit	37.1%
Financial Company Commercial Paper	28.1
Asset Backed Commercial Paper	10.7
Other Notes	9.9
Government Agency Repurchase Agreements	4.4
Other Commerical Paper	3.4
Treasury Repurchase Agreements	3.1
Government Agency Debt	1.6
Other Repurchase Agreements	1.6
Other Assets in Excess of Liabilities	0.1
Total	100.0%

*	As a percentage of net assets as of the date indicated. The composition will vary over time.

See accompanying notes to financial statements.

2

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments

December 31, 2017

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.9%
ASSET BACKED COMMERCIAL PAPER — 10.7%
Alpine Securitization Ltd. 1.44%, 1/31/2018 (a)	$30,000,000	$29,955,037
Antalis SA 1.48%, 1/5/2018 (a)	20,000,000	19,994,167
Barton Capital Corp. 1.70%, 2/1/2018 (a)	24,463,000	24,424,925
Barton Capital SA 1.38%, 1/11/2018 (a)	17,650,000	17,639,930
Cancara Asset Securitisation LLC 1.34%, 1/2/2018 (a)	20,000,000	19,996,767
Collateralized Commercial Paper Co. LLC 3 month USD LIBOR + 0.12%, 1.46%, 1/4/2018 (b)	20,000,000	20,000,216
Collateralized Commercial Paper Co. LLC 1.73%, 4/13/2018 (a)	25,000,000	24,869,989
Kells Funding LLC 1 month USD LIBOR + 0.10%, 1.57%, 3/14/2018 (b)	20,000,000	20,002,322
Liberty Funding LLC 1.37%, 1/19/2018 (a)	30,000,000	29,972,630
		206,855,983
CERTIFICATES OF DEPOSIT — 37.1%
Bank of America NA 1 month USD LIBOR + 0.13%, 1.57%, 3/5/2018 (b)	10,000,000	9,999,656
Bank of America NA 1 month USD LIBOR + 0.14%, 1.63%, 1/16/2018 (b)	13,000,000	12,999,994
Bank of America NA 1 month USD LIBOR + 0.16%, 1.65%, 7/16/2018 (b)	33,000,000	32,998,233
Bank of Montreal 1.35%, 1/4/2018 (a)	20,000,000	19,999,443
Bank of Montreal 3 month USD LIBOR + 0.17%, 1.63%, 5/23/2018 (b)	20,000,000	20,005,750
Bank of Nova Scotia 1 month USD LIBOR + 0.19%, 1.75%, 8/28/2018 (b)	15,000,000	14,995,485
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.35%, 1/3/2018 (a)	20,000,000	19,999,635
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.38%, 1/16/2018 (a)	15,000,000	14,998,753
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.38%, 1/31/2018 (a)	15,000,000	14,996,888
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.45%, 1/3/2018 (a)	15,000,000	14,999,948
BNP Paribas 1.34%, 1/18/2018 (a)	20,000,000	19,998,127
BNP Paribas 1.39%, 2/1/2018 (a)	10,000,000	9,998,808
Canadian Imperial Bank of Commerce 1 month USD LIBOR + 0.19%, 1.76%, 8/31/2018 (b)	25,000,000	24,987,203
Canadian Imperial Bank of Commerce 1 month USD LIBOR + 0.44%, 1.91%, 2/14/2018 (b)	15,000,000	15,008,734
DZ Bank AG Deutsche Zentral-Genossenschafts Bank 1.59%, 3/12/2018 (a)	30,000,000	29,995,979

See accompanying notes to financial statements.

3

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

December 31, 2017

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued) CERTIFICATES OF DEPOSIT - (continued)
KBC Bank NV 1.63%, 3/8/2018	$20,000,000	$20,002,963
KBC Bank NV 1.78%, 3/13/2018 (a)	20,000,000	19,999,860
Mizuho Bank Ltd. 1.60%, 3/7/2018 (a)	30,000,000	29,996,067
Norinchukin Bank 1 month USD LIBOR + 0.17%, 1.71%, 2/22/2018 (b)	5,000,000	5,001,234
Oversea-Chinese Banking Corp. Ltd. 1.40%, 1/5/2018	60,000,000	60,000,000
Royal Bank of Canada 3 month USD LIBOR + 0.09%, 1.43%, 4/5/2018 (b)	20,000,000	20,004,810
Royal Bank of Canada 1 month USD LIBOR + 0.13%, 1.49%, 3/1/2018 (b)	20,000,000	20,003,559
Royal Bank of Canada 3 month USD LIBOR + 0.13%, 1.68%, 6/12/2018 (b)	15,000,000	15,003,227
Standard Chartered Bank 1.66%, 3/14/2018 (a)	25,000,000	24,999,421
Sumitomo Mitsui Banking Corp. 1 month USD LIBOR + 0.15%, 1.51%, 3/1/2018 (b)	20,000,000	20,003,525
Sumitomo Mitsui Banking Corp. 1 month USD LIBOR + 0.18%, 1.55%, 3/2/2018 (b)	18,000,000	18,004,241
Sumitomo Mitsui Banking Corp. 1 month USD LIBOR + 0.20%, 1.77%, 3/29/2018 (b)	25,000,000	25,005,482
Sumitomo Mitsui Trust Bank NY 1 month USD LIBOR + 0.20%, 1.57%, 6/1/2018 (b)	20,000,000	20,001,620
Svenska Handelsbanken AB 1 month USD LIBOR + 0.15%, 1.72%, 4/30/2018 (b)	20,000,000	20,003,373
Swedbank AB 1.33%, 1/3/2018 (a)	25,000,000	24,999,913
Toronto-Dominion Bank 1.40%, 2/5/2018 (a)	25,000,000	24,995,089
Toronto-Dominion Bank 1 month USD LIBOR + 0.23%, 1.62%, 12/6/2018 (b)	10,000,000	9,996,895
Wells Fargo Bank NA 1 month USD LIBOR + 0.22%, 1.71%, 11/15/2018 (b)	15,000,000	15,000,386
Wells Fargo Bank NA 1 month USD LIBOR + 0.25%, 1.74%, 11/19/2018 (b)	20,000,000	20,005,893
Wells Fargo Bank NA 1 month USD LIBOR + 0.28%, 1.78%, 12/19/2018 (b)	25,000,000	25,006,572
		714,016,766
FINANCIAL COMPANY COMMERCIAL PAPER — 28.1%
Australia & New Zealand Banking Group Ltd.1 month USD LIBOR + 0.18%, 1.73%, 8/24/2018 (b)	$25,000,000	24,993,580
Bank of Montreal 1.57%, 3/9/2018 (a)	25,000,000	24,995,950
Bank of Nova Scotia 1 month USD LIBOR + 0.20%, 1.59%, 7/6/2018 (b)	11,300,000	11,298,443
Bank of Nova Scotia 1 month USD LIBOR + 0.20%, 1.66%, 2/23/2018 (b)	11,000,000	11,002,912

See accompanying notes to financial statements.

4

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

December 31, 2017

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
BPCE SA 1.62%, 3/7/2018 (a)	$20,000,000	$19,940,802
Collateralized Commercial Paper Co. LLC 1 month USD LIBOR + 0.17%, 1.72%, 4/27/2018 (b)	15,000,000	15,002,142
Commonwealth Bank of Australia 1 month USD LIBOR + 0.19%, 1.57%, 10/5/2018 (b)	15,000,000	15,000,766
Commonwealth Bank of Australia 1 month USD LIBOR + 0.19%, 1.59%, 9/7/2018 (b)	20,000,000	20,003,538
Commonwealth Bank of Australia 3 month USD LIBOR + 0.15%, 1.84%, 3/21/2018 (b)	20,000,000	20,008,816
Credit Suisse 1.35%, 1/4/2018 (a)	20,000,000	19,999,809
Credit Suisse 1 month USD LIBOR + 0.26%, 1.62%, 5/1/2018 (b)	20,000,000	20,006,006
DBS Bank Ltd. 1.40%, 2/2/2018 (a)	20,000,000	19,969,219
DnB Bank ASA 1.42%, 1/4/2018 (a)	50,000,000	49,988,358
Federation Des Caisses Desjardins DU Quebec 1.35%, 1/3/2018 (a)	25,000,000	24,994,903
HSBC Bank PLC 1 month USD LIBOR + 0.16%, 1.65%, 5/18/2018 (b)	11,000,000	11,001,998
ING U.S. Funding LLC 1 month USD LIBOR + 0.24%, 1.61%, 5/4/2018 (b)	14,000,000	14,005,231
ING U.S. Funding LLC 1 month USD LIBOR + 0.19%, 1.68%, 7/17/2018 (b)	19,000,000	18,995,475
NRW Bank 1.42%, 2/5/2018 (a)	25,000,000	24,959,044
Royal Bank of Canada 1.57%, 3/22/2018 (a)	10,000,000	9,963,042
Toronto-Dominion Bank 1.50%, 3/21/2018 (a)	10,000,000	9,960,640
Toronto-Dominion Bank 1 month USD LIBOR + 0.16%, 1.54%, 6/5/2018 (b)	25,000,000	24,999,867
UBS AG 1 month USD LIBOR + 0.20%, 1.57%, 3/2/2018 (b)	20,000,000	20,005,958
UBS AG 1 month USD LIBOR + 0.20%, 1.59%, 4/6/2018 (b)	20,000,000	20,004,958
UBS AG 1 month USD LIBOR + 0.20%, 1.71%, 1/22/2018 (b)	20,000,000	20,003,325
United Overseas Bank Ltd. 1.41%, 1/30/2018 (a)	5,000,000	4,993,187
United Overseas Bank Ltd. 1.79%, 3/21/2018 (a)	15,000,000	14,942,737
Westpac Banking Corp. 1 month USD LIBOR + 0.19%, 1.69%, 8/31/2018 (b)	24,000,000	24,000,880
Westpac Banking Corp. 1 month USD LIBOR + 0.40%, 1.89%, 2/16/2018 (b)	17,000,000	17,009,327

See accompanying notes to financial statements.

5

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

December 31, 2017

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Westpac Banking Corp. 1 month USD LIBOR + 0.50%, 1.94%, 1/12/2018 (b)	$9,000,000	$9,001,891
		541,052,804
GOVERNMENT AGENCY DEBT — 1.6%
Federal National Mortgage Assoc. 1.20%, 1/2/2018	30,000,000	30,000,000
OTHER COMMERCIAL PAPER — 3.4%
Antalis SA 1.42%, 1/16/2018 (a)	20,000,000	19,984,480
Caisse des Depots et Consignations 1.52%, 2/28/2018 (a)	20,000,000	19,950,624
Toyota Motor Credit Corp. 1 month USD LIBOR + 0.15%, 1.69%, 2/14/2018 (b)	25,000,000	25,005,114
		64,940,218
OTHER NOTES — 9.9%
Canadian Imperial Bank of Commerce 1.33%, 1/2/2018	20,000,000	20,000,000
Credit Agricole Corporate & Investment Bank 1.33%, 1/2/2018	46,621,000	46,621,000
National Australia Bank Ltd. 1.30%, 1/2/2018	50,000,000	50,000,000
Skandinaviska Enskilda Banken AB 1.30%, 1/2/2018	75,000,000	75,000,000
		191,621,000
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 4.4%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by various U.S. Government Obligations, 2.750% – 4.500% due 03/01/2032 – 11/01/2047, valued at $86,700,000); expected proceeds $85,012,939 1.37%, 1/2/2018	85,000,000	85,000,000
OTHER REPURCHASE AGREEMENTS — 1.6%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by various Common Stocks, valued at $32,400,005); expected proceeds $30,005,233 1.57%, 1/2/2018	30,000,000	30,000,000
TREASURY REPURCHASE AGREEMENTS — 3.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Note, 2.750% due 11/15/2042, valued at $15,300,081); expected proceeds $15,002,367 1.42%, 1/2/2018	15,000,000	15,000,000

See accompanying notes to financial statements.

6

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

December 31, 2017

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
TREASURY REPURCHASE AGREEMENTS - (continued)
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Note, 2.500% due 05/15/2024, valued at $45,900,098); expected proceeds $45,006,950 1.39%, 1/2/2018	$45,000,000	$45,000,000
		60,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,923,489,970)		1,923,486,771
TOTAL INVESTMENTS — 99.9%
(Cost $1,923,489,970)		1,923,486,771
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,307,826
NET ASSETS — 100.0%		$1,924,794,597

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments
Asset Backed Commercial Paper	$—	$206,855,983	$—	$206,855,983
Certificates of Deposit	—	714,016,766	—	714,016,766
Financial Company Commercial Paper	—	541,052,804	—	541,052,804
Government Agency Debt	—	30,000,000	—	30,000,000
Other Commercial Paper	—	64,940,218	—	64,940,218
Other Notes	—	191,621,000	—	191,621,000
Government Agency Repurchase Agreements	—	85,000,000	—	85,000,000
Other Repurchase Agreements	—	30,000,000	—	30,000,000
Treasury Repurchase Agreements	—	60,000,000	—	60,000,000
TOTAL INVESTMENTS	$—	$1,923,486,771	$—	$1,923,486,771

See accompanying notes to financial statements.

7

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in securities, at value – unaffiliated issuers	$1,748,486,771
Repurchase agreements, at amortized cost	175,000,000
Total Investments	1,923,486,771
Cash	86,085
Interest receivable - unaffiliated	1,441,805
Receivable from Adviser	123,516
Prepaid expenses and other assets	9,656
TOTAL ASSETS	1,925,147,833
LIABILITIES
Advisory fee payable	39,148
Custodian fees payable	1,826
Administration fees payable	6,003
Transfer agent fees payable	2,658
Distribution payable	237,148
Professional fees payable	66,265
Accrued expenses and other liabilities	188
TOTAL LIABILITIES	353,236
NET ASSETS	$1,924,794,597

NET ASSETS CONSIST OF:
Paid-in Capital	$1,924,801,744
Accumulated net realized gain (loss) on investments	(3,948)
Net unrealized appreciation (depreciation) on: Investments – unaffiliated issuers	(3,199)
NET ASSETS	$1,924,794,597

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	1,924,801,744

COST OF INVESTMENTS:
Investments at cost	$1,923,489,970

See accompanying notes to financial statements.

8

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Interest income – unaffiliated issuers	$20,667,615
EXPENSES
Advisory fees	418,119
Administration fees	125,437
Custodian fees	84,352
Trustees' fees and expenses	89,949
Transfer agent fees	25,087
Professional fees	200,475
Insurance expense	5,202
Miscellaneous expenses	2,794
TOTAL EXPENSES	951,415
Expenses waived/reimbursed by the Adviser	(248,984)
NET EXPENSES	702,431
NET INVESTMENT INCOME (LOSS)	19,965,184

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment – unaffiliated issuers	4,898
Net realized gain (loss)	4,898

Net change in unrealized appreciation/depreciation on:
Investment – unaffiliated issuers	(320,444)
Net change in unrealized appreciation/depreciation	(320,444)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(315,546)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$19,649,638

See accompanying notes to financial statements.

9

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	For the Period 7/11/16* - 12/31/16**
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,965,184	$4,443,791
Net realized gain (loss)	4,898	1,285
Net change in unrealized appreciation/depreciation	(320,444)	317,245
Net increase (decrease) in net assets resulting from operations	19,649,638	4,762,321

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(19,961,674)	(4,443,791)
Net realized gains	(13,641)	–
Total distributions to shareholders	(19,975,315)	(4,443,791)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,762,101,605	2,267,366,183
In-kind subscriptions	–	1,023,953,063
Cost of shares redeemed	(6,212,283,169)	(1,916,335,938)
Net increase (decrease) in net assets from beneficial interest transactions	549,818,436	1,374,983,308
Net increase (decrease) in net assets during the period	549,492,759	1,375,301,838
Net assets at beginning of period	1,375,301,838	–
NET ASSETS AT END OF PERIOD	$1,924,794,597	$1,375,301,838
Undistributed (distribution in excess of) net
investment income (loss)	$—	$–

SHARES OF BENEFICIAL INTEREST:
Shares sold	6,762,101,605	3,291,319,246
Shares redeemed	(6,212,283,169)	(1,916,335,938)
Net increase (decrease)	549,818,436	1,374,983,308

*	Inception and commencement of operations date.
**	Beginning with the year ended December 31, 2017, the Fund was audited by Ernst & Young LLP. The previous period was audited by another independent registered public accounting firm.

See accompanying notes to financial statements.

10

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 12/31/17		For the Period 7/11/16* - 12/31/16**
Net asset value, beginning of period	$1.0000		$1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0119		0.0032
Net realized and unrealized gain (loss)	(0.0002)		—
Total from investment operations	0.0117		0.0032
Distributions to shareholders from:
Net investment income (0.0117) (0.0032) Net realized gains	(0.0000	)(b)	—
Total distributions to shareholders	(0.0117)		(0.0032)
Net asset value, end of period	$1.0000		$1.0000
Total return(c)	1.18%		0.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,924,795		$1,375,302
Ratios to average net assets:
Total expenses	0.06%		0.04	%(d)
Net expenses	0.04%		0.04	%(d)
Net investment income (loss)	1.19%		0.68	%(d)
Portfolio turnover rate	—%	(f)	—%	(e)(f)

*	Inception and commencement of operations.
**	Beginning with the year ended December 31, 2017, the Fund was audited by Ernst & Young LLP. The previous period was audited by another independent registered public accounting firm.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
(e)	Not annualized.
(f)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the periods ended December 31, 2017 and December 31, 2016.

See accompanying notes to financial statements.

11

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements

December 31, 2017

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust offers two (2) series, each of which represents a separate series of beneficial interest in the Trust (together the "Funds"). State Street Navigator Securities Lending Portfolio I (the “Fund”) is authorized to issue an unlimited number of shares at $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are only offered to, and may be held by, authorized investors. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.

On July 11, 2016, units of the Fund were issued in connection with an in-kind redemption of shares of the State Street Navigator Securities Lending Prime Portfolio (name changed to State Street Navigator Securities Lending Government Money Market Portfolio effective October 5, 2016) and simultaneous in-kind contribution of assets consisting of 141 securities totaling $1,023,953,063 at amortized cost and cash of $348,717,275 as part of the Fund's formation. The transfer is disclosed in the Statements of Changes in Net Assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund's investments by major category are as follows:

12

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

December 31, 2017

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is "cleaned" from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund's investments according to the fair value hierarchy as of December 31, 2017 is disclosed in the Fund's Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

13

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

December 31, 2017

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Securities and Other Investments Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2017, the Fund had invested in repurchase agreements with the gross values (principal) of $175,000,000 and associated collateral equal to $180,300,184.

4. Fees and Transactions with Affiliates Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0250% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

SSGA FM is contractually obligated until October 31, 2018 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets. This waiver/reimbursement may not be terminated prior to October 31, 2018 except with approval of the Fund’s board.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as sub-administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee equal to 0.0075% of the Fund’s average daily net assets. SSGA FM and State Street each receive a portion of the administration fee.

14

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

December 31, 2017

Custody and Fund Accounting Fee

State Street serves as the custodian for the Fund. Under the terms of the Custody and Fund Accounting Agreement, the Fund pays an annual fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee

State Street serves as the transfer agent for the Fund. Under the terms of the Transfer Agency Agreement, the Fund pays an annual fee to State Street equal to 0.0015% of the Fund's average daily net assets.

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2017, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio I	1	100%

5. Trustees' Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions.

15

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

December 31, 2017

The tax character of distributions paid during the year ended December 31, 2017, was as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$19,975,315	$-	$-	$19,975,315

The tax character of distributions paid during the year ended December 31, 2016, was as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$4,443,791	$-	$-	$4,443,791

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late -Year Losses*	Total
$-	$-	$-	$(3,199)	(3,948)	(7,147)

*	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio I	$1,923,489,970	$127,386	$130,585	$(3,199)

7. Risks

Concentration Risk

As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund's exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund's Statement of Assets and Liabilities, less any collateral held by the Fund.

16

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

December 31, 2017

8. New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

9. Change in Audit Firm

On February 15, 2017, the Audit Committee (the “Committee”) of the Board of Trustees of the Trust dismissed PricewaterhouseCoopers LLP (“PwC”), 101 Seaport Boulevard, Suite 500, Boston, MA 02210, as the Trust’s independent registered public accounting firm effective following the issuance by PwC of their report on the Fund’s December 31, 2016 annual financial statements.

The reports of PwC on the Trust’s financial statements for the fiscal years ended December 31, 2016 and 2015 did not contain an adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principle.

During the fiscal years ended December 31, 2016 and 2015, and in the subsequent interim period through February 15, 2017, there were: (a) no disagreements with PwC on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedure which disagreements, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the matter in their reports on the financial statements for such years; and (b) no reportable events (as defined in Regulation S-K 304(a)(1)(v)).

The Trust has provided a copy of the foregoing disclosures to PwC and requested that PwC furnish it with a letter addressed to the Securities and Exchange Commission stating whether PwC agrees with the above statements. A copy of PwC’s letter, dated August 24, 2017, is included as an exhibit to the Fund’s Form N-SAR for the period ended June 30, 2017.

On February 15, 2017, the Committee also approved the appointment of Ernst & Young LLP (“E&Y”), 200 Clarendon Street, Boston, MA 02116, as the Trust’s independent registered public accounting firm for the fiscal year ending December 31, 2017.

During the two most recent fiscal years and in the subsequent interim period through February 15, 2017, neither the Trust nor anyone on its behalf has consulted with E&Y with respect to either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that would have been rendered on the Trust’s financial statements, and neither a written report nor oral advice was provided to the Trust that was an important factor considered by the Trust in reaching a decision as to any accounting, auditing or financial reporting issue or (ii) any matter that was either the subject of a disagreement or a reportable event (as defined in Regulation S-K 304(a)(1)(v)).

10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

17

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of State Street Navigator Securities Lending Portfolio I

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Navigator Securities Lending Portfolio I (the “Fund”) (one of the funds constituting State Street Navigator Securities Lending Trust (the “Trust”)), including the schedule of investments, as of December 31, 2017, and the related statements of operations, changes in net assets and financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). The statements of changes in net assets for the year ended December 31, 2016 and the financial highlights for periods ended prior to January 1, 2017 were audited by another independent registered public accounting firm whose report, dated February 22, 2017, expressed an unqualified opinion on those statements of changes in net assets and financial highlights. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Navigator Securities Lending Trust) at December 31, 2017, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

18

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information December 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees, and to the extent applicable distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

•	Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•	Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period (a)
State Street Navigator Securities Lending Portfolio I	0.04%	$1,006.60	$0.20	$1,025.00	$0.20

(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

19

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information - (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the SEC’s website, at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll free).

20

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information - (continued)

December 31, 2017 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/16	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67

Director, the Holland

Series Fund, Inc.;

Director, The China

Fund, Inc.; Director, The

Taiwan Fund, Inc.

(2007-2017); Director,

Reaves Utility Income

Fund, Inc.; and Director,

Blackstone/GSO Loans

(and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/16	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011- Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

21

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information - (continued)

December 31, 2017 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS

William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/16	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73

22

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information - (continued)

December 31, 2017 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS

Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 YOB: 1945	Trustee and Co-Chair of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 7/16	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73

1998 to December 2008,

Chairman, Board

Member and December

2008 to Present,

Investment Committee

Member, Healthcare

Georgia Foundation

(private foundation); September 2002 to 2012,

Lead Director and Board

Member, Amerigroup

Corp. (managed health

care); 1999 to 2013,

Board Member and

(since 2001) Investment

Committee Member,

Woodruff Arts Center;

and 2003 to 2009,

Trustee, Gettysburg

College;

Board member, Aerocare

Holdings, Regenesis

Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/16	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	73	Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009).

23

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information - (continued)

December 31, 2017 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co- Chairman of the Governance Committee	Term: Indefinite Elected: 7/16	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/16	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 - 1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002- 2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to 1998).	73
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	73

24

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information - (continued)

December 31, 2017 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS

INTERESTED TRUSTEE(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 7/16	Chairman and Director, SSGA Funds Management, Inc. (2005- present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012); Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc. an affiliate of the Trust.
†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 9/12

President and Director, SSGA Funds

Management, Inc. (2001 – present)*; Senior

Managing Director, State Street Global

Advisors (1992 –present); Director, State

Street Global Advisors Funds Distributors,

LLC (May 2017 – present).*

Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 9/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

25

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information - (continued)

December 31, 2017 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 3/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors. (2005 –present).*
Elizabeth Shea State Street Bank and Trust Company One Lincoln Street Boston, MA 02111-2900 YOB: 1964	Vice President	Term: Indefinite Elected: 10/15

Managing Director, Corporate Compliance

of the Securities Finance division of State

Street (2015 – present); Vice President,

Corporate Compliance of the Securities

Finance division of State Street (2002 –

2015).

Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DarleneAnderson-Vasquez SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17

Vice President at State Street Global

Advisors (July 2016 – present); Deputy

Treasurer of Elfun Funds (July 2016 –

present); Treasurer of State Street

Institutional Funds, State Street Variable

Insurance Series Funds, Inc. and GE

Retirement Savings Plan Funds (June 2011 –

present); Treasurer of Elfun Funds (June

2011– July 2016);Mutual Funds Controller

of GE Asset Management Incorporated

(April 2011 – July 2016).

26

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information - (continued)

December 31, 2017 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 3/16

Vice President, State Street Global Advisors

and SSGA Funds Management, Inc. (May

2015 – present); Assistant Director,

Cambridge Associates, LLC (July 2014 –

January 2015); Vice President, Bank of

New York Mellon (July 2012 – August

2013); Manager, PricewaterhouseCoopers,

LLP (September 2003 – July 2012).

Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
Daniel G. Plourde SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti- Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 10/13 Term: Indefinite Elected: 11/16

Managing Director, State Street Global

Advisors and SSGA Funds Management,

Inc. (2013—Present); Senior Vice President

and Global Head of Investment

Compliance, BofA Global Capital

Management (September 2010 – May

2013).

Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 9/17

Managing Director and Managing Counsel,

State Street Global Advisors (2011 –

present)*; Clerk, SSGA Funds

Management, Inc. (2013 – present);

Associate, Financial Services Group,

Dechert LLP (2005 – 2011).

Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007- 2013).

27

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information - (continued)

December 31, 2017 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Khimmara Greer State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 11/16

Vice President and Counsel, State Street

Bank and Trust Company (2015- present);

Regulatory Advisor, JPMorgan (2014 –

2015); Claims Case Manager, Liberty

Mutual Insurance (2012 – 2014);

Contract Attorney, Various Law Firms

(2011 – 2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

28

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

State Street Navigator Securities Lending Trust

c/o State Street Bank and Trust Company

Securities Finance

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Navigator Securities Lending Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. The Code is combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland and Richard D. Shirk. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal year ended December 31, 2017, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $64,000. For the fiscal year ended December 31, 2016, the aggregate audit fees billed for professional services rendered by PricewaterhouseCoopers LLP (“PwC”), the Trust’s prior principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by PwC in connection with the Trust’s statutory and regulatory filings and engagements were $91,716.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2017 and December 31, 2016, there were no fees for assurance and related services that were reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal year ended December 31, 2017, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $12,036. For the fiscal year ended December 31, 2016, the aggregate tax fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $33,560.

(d)	All Other Fees

For the fiscal year ended December 31, 2017, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c). For the fiscal year ended December 31, 2016, there were no fees billed for professional services rendered by PwC for products and services provided by PwC to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal year ended December 31, 2017, the aggregate fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee, were $7,777,372.

For the fiscal year ended December 31, 2016, the aggregate fees billed for professional services rendered by PwC for products and services provided by PwC to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee, were $0.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•	To pre-approve engagements by the Trust’s independent auditor for non-audit services to be rendered to the Trust’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust.

•	To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•	The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal year ended December 31, 2017, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $28,718,894. For the fiscal year ended December 31, 2016, the aggregate non-audit fees billed by PwC for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $13,513,444.

(h)	Each of E&Y and PwC notified the Trust's Audit Committee of all non-audit services that were rendered by it to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s last fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	State Street Navigator Securities Lending Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 8, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 8, 2018